U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.       Name and address of issuer:

         PIMCO Funds, 840 Newport Center Drive, Suite 360, Newport
         Beach, CA 92660

2. Name of each series or class of funds for which this notice is filed:

         Institutional,  Administrative, and A, B and C Classes of the following
         Funds:

         Money Market Fund
         Short-Term Fund
         Low Duration Fund
         High Yield Fund
         Total Return Fund
         Foreign Bond Fund
         StocksPLUS Fund

         Institutional and A, B and C Classes of the following Funds:

         Long-Term U.S. Government Fund
         Real Return Bond Fund

         Institutional and Administrative Classes of the following Funds:

         Total Return Fund II
         Global Bond Fund

         Institutional Class of the following Funds:

         Low Duration Fund II
         Low Duration Fund III
         Total Return Fund III
         Moderate Duration Fund
         Strategic Balanced Fund
         International Fund

         A, B and C Classes of the following Fund:

         Global Bond Fund II



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3.       Investment Company Act File Number: 811-5028

         Securities Act File Number: 33-12113

4.       Last day of fiscal year for which this notice is filed:

         March 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                     [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         Not applicable.

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

9. Number and aggregate sale price of securities sold during the fiscal year:

         1,460,091,128 shares
         $8,599,158,182

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         1,460,091,128 shares
         $8,599,158,182

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         114,752,755 shares
         $1,121,622,971


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12.      Calculation of registration fee:

         (i)           Aggregate sale price of securities sold
                       during the fiscal year in reliance on
                       rule 24f-2 (from Item 10):             $8,599,158,182

         (ii)          Aggregate price of shares issued in
                       connection with dividend reinvestment
                       plans (from Item 11, if applicable):   +1,121,622,971

         (iii)         Aggregate price of shares redeemed
                       or repurchased during the fiscal
                       year (if applicable):                  -7,389,358,896*

         (iv)          Aggregate price of shares redeemed
                       or repurchased and previously
                       applied as a reduction to filing
                       fees pursuant to rule 24e-2
                       (if applicable):                        +_____________0

         (v)           Net aggregate price of securities
                       sold and issued during the fiscal
                       year in reliance on rule 24f-2
                       [line (i), plus line (ii), less
                       line (iii), plus line (iv)]
                       (if applicable):                        $2,331,422,257

         (vi)          Multiplier prescribed by Section 6(b)
                       of the Securities Act of 1933 or other
                       applicable law or regulation (see
                       Instruction C.6):                            x 1/3300

         (vii)         Fee due [line (i) or in (v) multiplied
                       by line (vi):                           $      706,492


Instruction:           Issuers should complete lines (ii), (iii), (iv), and
                       (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
                       Instruction C.3.


--------

 * Includes $566,728,940 of redemptions and repurchases of the High Income Fund and Total Return Income Fund series of PIMCO Advisors Funds (File Nos. 2-87203, 811-3881) during the period October 1, 1996 through January 17, 1997, on which date such series sold substantially all of their assets to, respectively, the High Yield Fund and the Total Return Fund of PIMCO Funds, in accordance with the no-action position taken by the SEC staff in Kemper Total Return Fund (pub. avail. Feb. 6, 1995).


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13.      Check  box if fees  are  being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                     [ X ]

         Date of mailing or wire transfer of filing fees of the Commission's lockbox depository:

         May 29, 1997


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                                   SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



         By (Signature and Title)*     /s/ John P. Hardaway

                                           John P. Hardaway, Treasurer


         Date: May 29, 1997


*Please print the name and title of the signing officer below the signature.


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                             DECHERT PRICE & RHOADS
                               1500 K STREET, N.W.
                                    SUITE 500
                             WASHINGTON, D.C. 20005



                                  May 30, 1997


PIMCO Funds
840 Newport Center Drive
Suite 360
Newport Beach, California  92660

Dear Sirs:

                  As counsel for PIMCO Funds (the "Trust"), during the Trust's fiscal year ended March 31, 1997, we are familiar with the Trust's registration under the Investment Company Act of 1940 and with the registration statement relating to its shares of beneficial interest (the "Shares") under the Securities Act of 1933 (File No. 33-12113) (the "Registration Statement"). We have also examined such other corporate records, agreements, documents and instruments as we deemed appropriate.

                  Based upon the foregoing, it is our opinion with respect to the Shares the registration of which is being made definite by the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Notice") being filed by the Trust for its fiscal year ended March 31, 1997, assuming such Shares were sold at the public offering price and delivered by the Trust against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement and the requirements of applicable law, that such Shares were, when sold, duly and validly authorized, legally and validly issued, and fully paid and non-assessable by the Trust.

                  We consent to the filing of this opinion in connection with the Notice on Form 24F-2 to be filed by the Trust with the Securities and Exchange Commission for the Trust's fiscal year ended March 31, 1997.


                                                Very truly yours,


                                                /s/ Dechert Price & Rhoads